Shareholder Report, Average Annual Return (Details)		12 Months Ended	20 Months Ended	34 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		7.37%			0.75%	1.32%
Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class L - with maximum sales charge
Average Annual Return, Percent		7.71%		0.40%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - with maximum sales charge
Average Annual Return, Percent		9.70%		0.89%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		5.68%			1.48%	1.76%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		8.74%			(0.32%)	1.23%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		8.70%			(0.30%)	1.33%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		10.94%			3.34%	4.03%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - with maximum sales charge
Average Annual Return, Percent		14.35%		2.81%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		18.58%			7.77%	6.86%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		19.18%			9.04%	7.47%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		36.06%			15.77%	13.38%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		20.17%			10.61%	9.16%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		26.24%			10.41%	8.59%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		14.59%			7.25%	4.85%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - with maximum sales charge
Average Annual Return, Percent		8.68%			(0.26%)	0.88%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		4.96%			1.98%	1.30%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		10.69%			1.86%	2.15%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		10.60%			1.72%	2.03%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		10.55%			1.59%	1.91%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		10.33%			1.50%	1.82%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		10.24%			1.36%	1.68%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		10.12%			1.26%	1.58%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		9.90%			1.09%	1.40%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		10.65%		1.40%
Without Sales Load [Member] | Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class L - without sales charge
Average Annual Return, Percent		10.41%		1.13%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - without sales charge
Average Annual Return, Percent		10.20%		0.89%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		10.91%			2.90%	2.75%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		10.89%			2.82%	2.65%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		10.74%			2.72%	2.55%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		10.76%			2.63%	2.46%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		10.55%			2.47%	2.31%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		10.38%			2.37%	2.20%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		10.28%			2.23%	2.05%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		10.84%	5.23%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		14.13%			1.10%	2.23%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		13.93%			0.99%	2.12%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		13.95%			0.91%	2.02%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		13.82%			0.78%	1.92%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		13.63%			0.65%	1.78%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		13.57%			0.55%	1.67%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		14.06%			0.52%	1.59%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		14.03%	4.98%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		14.13%			1.10%	2.32%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		14.03%			1.01%	2.22%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		14.09%			0.91%	2.13%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		13.87%			0.80%	2.02%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		13.84%			0.69%	1.88%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		13.53%			0.57%	1.77%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		13.50%			0.42%	1.63%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		14.11%	4.86%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		16.35%			4.80%	5.05%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		16.31%			4.72%	4.95%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		16.20%			4.60%	4.84%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		16.10%			4.50%	4.74%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		15.94%			4.36%	4.59%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		15.86%			4.24%	4.48%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		15.67%			4.08%	4.32%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		16.27%		3.71%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C - without sales charge
Average Annual Return, Percent		15.35%		2.81%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		26.09%			9.59%	8.06%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		25.92%			9.47%	7.94%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		25.82%			9.37%	7.83%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		25.70%			9.26%	7.73%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		25.53%			9.09%	7.56%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		25.48%			8.99%	7.47%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		25.19%			8.82%	7.30%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		25.88%	14.15%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		26.76%			10.88%	8.66%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		26.74%			10.79%	8.57%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		26.62%			10.66%	8.45%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		26.48%			10.55%	8.34%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		26.22%			10.36%	8.17%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		26.12%			10.28%	8.08%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		25.97%			10.10%	7.91%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		26.71%	13.22%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		44.58%			17.72%	14.65%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		44.56%			17.62%	14.53%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		44.35%			17.47%	14.40%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		44.20%			17.38%	14.31%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		43.94%			17.18%	14.13%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		43.98%			17.09%	14.02%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		43.49%			16.90%	13.84%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		44.55%	33.51%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		27.85%			12.48%	10.39%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		27.69%			12.37%	10.27%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		27.62%			12.25%	10.16%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		27.42%			12.13%	10.05%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		27.28%			11.98%	9.90%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		27.16%			11.87%	9.78%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		26.97%			11.70%	9.62%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		27.77%	12.18%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		34.35%			12.27%	9.81%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		34.23%			12.16%	9.70%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		34.08%			12.07%	9.59%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		33.83%			11.94%	9.48%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		33.68%			11.78%	9.31%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		33.59%			11.67%	9.21%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		33.40%			11.50%	9.05%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		21.87%			9.06%	6.04%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		21.73%			8.94%	5.91%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		21.67%			8.83%	5.81%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		21.49%			8.72%	5.71%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		21.29%			8.54%	5.54%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		21.26%			8.47%	5.44%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		21.07%			8.29%	5.28%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y - without sales charge
Average Annual Return, Percent		21.75%	9.86%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I - without sales charge
Average Annual Return, Percent		15.42%			1.37%	1.97%
Without Sales Load [Member] | Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5 - without sales charge
Average Annual Return, Percent		15.31%			1.28%	1.86%
Without Sales Load [Member] | Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class - without sales charge
Average Annual Return, Percent		15.17%			1.18%	1.77%
Without Sales Load [Member] | Administrative Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Administrative Class - without sales charge
Average Annual Return, Percent		15.02%			1.07%	1.67%
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4 - without sales charge
Average Annual Return, Percent		14.79%			0.92%	1.52%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A - without sales charge
Average Annual Return, Percent		15.11%			0.87%	1.45%
Without Sales Load [Member] | Class R3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R3 - without sales charge
Average Annual Return, Percent		14.60%			0.66%	1.26%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[1]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[2]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[3]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[4]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[5]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[6]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[7]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[8]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[9]	11.57%		(1.44%)
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[10]	11.57%		(1.44%)
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[11]	11.57%		(1.44%)
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[12]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[13]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[14]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[15]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[16]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[17]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[18]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[19]	11.57%	4.11%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%	4.11%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%	4.11%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[20]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[21]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[22]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[23]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[24]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[25]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[26]	11.57%			0.33%	1.84%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[27]	11.57%		(1.44%)
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[28]	11.57%		(1.44%)
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[29]	35.19%			15.26%	12.83%
Lipper Balanced Fund Index_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%			8.15%	7.16%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[30]	35.19%			15.26%	12.83%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%			8.15%	7.16%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[31]	35.19%			15.26%	12.83%
Lipper Balanced Fund Index_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%			8.15%	7.16%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[32]	35.19%			15.26%	12.83%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%			8.15%	7.16%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[33]	35.19%			15.26%	12.83%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%			8.15%	7.16%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[34]	35.19%			15.26%	12.83%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%			8.15%	7.16%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[35]	35.19%			15.26%	12.83%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%			8.15%	7.16%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[36]	35.19%	23.53%
Lipper Balanced Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Lipper Balanced Fund Index
Average Annual Return, Percent		22.30%	12.49%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[37]	36.35%			15.98%	13.38%
S&P 500 Index_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[38]	36.35%			15.98%	13.38%
S&P 500 Index_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[39]	36.35%			15.98%	13.38%
S&P 500 Index_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[40]	36.35%			15.98%	13.38%
S&P 500 Index_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[41]	36.35%			15.98%	13.38%
S&P 500 Index_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[42]	36.35%			15.98%	13.38%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[43]	36.35%			15.98%	13.38%
S&P 500 Index_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[44]	36.35%	25.04%
S&P 500 Index_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[45]	36.35%			15.98%	13.38%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[46]	36.35%			15.98%	13.38%
S&P 500 Index_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[47]	36.35%			15.98%	13.38%
S&P 500 Index_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[48]	36.35%			15.98%	13.38%
S&P 500 Index_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[49]	36.35%			15.98%	13.38%
S&P 500 Index_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[50]	36.35%			15.98%	13.38%
S&P 500 Index_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[51]	36.35%			15.98%	13.38%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[52]	36.35%	25.04%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[53]	35.19%			15.26%	12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[54]	35.19%			15.26%	12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[55]	35.19%			15.26%	12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[56]	35.19%			15.26%	12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[57]	35.19%			15.26%	12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[58]	35.19%			15.26%	12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[59]	35.19%			15.26%	12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[60]	35.19%	23.53%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		31.76%			12.19%	9.39%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		31.76%			12.19%	9.39%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		31.76%			12.19%	9.39%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		31.76%			12.19%	9.39%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		31.76%			12.19%	9.39%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		31.76%			12.19%	9.39%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent		31.76%			12.19%	9.39%
MSCI ACWI ex USA_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA
Average Annual Return, Percent		25.35%			7.59%	5.22%
MSCI ACWI ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA
Average Annual Return, Percent		25.35%			7.59%	5.22%
MSCI ACWI ex USA_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA
Average Annual Return, Percent		25.35%			7.59%	5.22%
MSCI ACWI ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA
Average Annual Return, Percent		25.35%			7.59%	5.22%
MSCI ACWI ex USA_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA
Average Annual Return, Percent		25.35%			7.59%	5.22%
MSCI ACWI ex USA_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA
Average Annual Return, Percent		25.35%			7.59%	5.22%
MSCI ACWI ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA
Average Annual Return, Percent		25.35%			7.59%	5.22%
MSCI ACWI ex USA_1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA
Average Annual Return, Percent		25.35%	12.77%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		26.05%			5.75%	4.02%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		26.05%			5.75%	4.02%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		26.05%			5.75%	4.02%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		26.05%			5.75%	4.02%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		26.05%			5.75%	4.02%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		26.05%			5.75%	4.02%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		26.05%			5.75%	4.02%
FTSE 3 Month U.S. T Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE 3 Month US T Bill Index
Average Annual Return, Percent		5.63%			2.38%	1.67%
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return, Percent		7.23%			1.65%	1.63%
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return, Percent		7.23%			1.65%	1.63%
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return, Percent		7.23%			1.65%	1.63%
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return, Percent		7.23%			1.65%	1.63%
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return, Percent		7.23%			1.65%	1.63%
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return, Percent		7.23%			1.65%	1.63%
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return, Percent		7.23%			1.65%	1.63%
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return, Percent		7.23%		1.84%
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return, Percent		7.23%		1.84%
Bloomberg U.S. Aggregate 1-3 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 Year Bond Index
Average Annual Return, Percent		7.23%		1.84%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Average Annual Return, Percent		9.79%			2.62%	2.54%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Average Annual Return, Percent		9.79%			2.62%	2.54%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Average Annual Return, Percent		9.79%			2.62%	2.54%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Average Annual Return, Percent		9.79%			2.62%	2.54%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Average Annual Return, Percent		9.79%			2.62%	2.54%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Average Annual Return, Percent		9.79%			2.62%	2.54%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Average Annual Return, Percent		9.79%			2.62%	2.54%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Average Annual Return, Percent		9.79%	4.14%
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent		15.74%			4.72%	5.04%
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent		15.74%			4.72%	5.04%
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent		15.74%			4.72%	5.04%
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent		15.74%			4.72%	5.04%
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent		15.74%			4.72%	5.04%
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent		15.74%			4.72%	5.04%
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent		15.74%			4.72%	5.04%
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent		15.74%		3.35%
Bloomberg U.S. Corporate High-Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent		15.74%		3.35%
Custom Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Balanced Index
Average Annual Return, Percent		27.24%			10.56%	9.46%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%			15.98%	13.38%
Custom Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Balanced Index
Average Annual Return, Percent		27.24%			10.56%	9.46%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%			15.98%	13.38%
Custom Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Balanced Index
Average Annual Return, Percent		27.24%			10.56%	9.46%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%			15.98%	13.38%
Custom Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Balanced Index
Average Annual Return, Percent		27.24%			10.56%	9.46%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%			15.98%	13.38%
Custom Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Balanced Index
Average Annual Return, Percent		27.24%			10.56%	9.46%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%			15.98%	13.38%
Custom Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Balanced Index
Average Annual Return, Percent		27.24%			10.56%	9.46%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%			15.98%	13.38%
Custom Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Balanced Index
Average Annual Return, Percent		27.24%			10.56%	9.46%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%			15.98%	13.38%
Custom Balanced Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Custom Balanced Index
Average Annual Return, Percent		27.24%	17.40%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		36.35%	25.04%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		27.76%			10.69%	9.23%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		27.76%			10.69%	9.23%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		27.76%			10.69%	9.23%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		27.76%			10.69%	9.23%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		27.76%			10.69%	9.23%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		27.76%			10.69%	9.23%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		27.76%			10.69%	9.23%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		27.76%	13.60%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		42.19%			19.74%	16.52%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		42.19%			19.74%	16.52%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		42.19%			19.74%	16.52%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		42.19%			19.74%	16.52%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		42.19%			19.74%	16.52%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		42.19%			19.74%	16.52%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		42.19%			19.74%	16.52%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Average Annual Return, Percent		42.19%	34.62%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		26.76%			9.39%	8.78%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		26.76%			9.39%	8.78%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		26.76%			9.39%	8.78%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		26.76%			9.39%	8.78%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		26.76%			9.39%	8.78%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		26.76%			9.39%	8.78%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		26.76%			9.39%	8.78%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		26.76%	10.70%

[1]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE 3 Month US T Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the FTSE 3 Month US T Bill Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[2]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[3]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[4]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[5]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[6]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[7]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[8]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[9]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[10]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[11]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Aggregate 1-3 Year Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[12]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[13]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[14]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[15]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[16]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[17]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[18]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[19]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[20]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[21]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[22]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[23]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[24]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[25]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[26]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[27]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[28]
1	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Corporate High-Yield Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. Corporate High-Yield Bond Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[29]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[30]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[31]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[32]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[33]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[34]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[35]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[36]
1	Effective July 24, 2024, the Russell 3000 Index replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

[37]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[38]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[39]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[40]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[41]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[42]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[43]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[44]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[45]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[46]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[47]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[48]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[49]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[50]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[51]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[52]
1	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[53]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[54]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[55]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[56]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[57]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[58]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[59]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.

[60]
1	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests.